STATEMENT OF OPERATIONS	8 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
OPERATING EXPENSES
General and administrative	$ 8,971
Franchise tax	2,400
LOSS FROM OPERATIONS	(11,371)
NET INCOME (LOSS)	$ (11,371) [1]
Weighted average shares outstanding of Common stock, basic | shares	2,500,000
Weighted average shares outstanding of Common stock, diluted | shares	2,500,000
Basic net income (loss) per share | $ / shares	$ 0.00
Diluted net income (loss) per share | $ / shares	$ 0.00

[1]	This number includes an aggregate of up to 375,000 shares of common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriter (see Note 5).